Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 1,352,263	¥ 1,299,965	¥ 1,303,365
Other revenues	[1]	1,522,558	1,514,396	1,360,294
Segment revenues /Total revenues		2,874,821	2,814,361	2,663,659
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		269,050	266,390	299,901
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,105	107,524	92,668
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		275,929	244,508	239,232
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		87,173	88,325	82,428
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83,559	76,087	56,231
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		175,651	158,075	209,649
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		102,369	99,843	98,593
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		162,921	152,022	120,379
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		91,506	107,191	104,284
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,349,608	1,291,605	1,301,851
Other revenues	[1]	1,521,797	1,513,316	1,359,413
Segment revenues /Total revenues		2,871,405	2,804,921	2,661,264
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		266,378	261,403	297,635
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,105	107,524	92,668
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		276,175	244,751	239,483
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		87,183	88,322	82,425
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,153	74,989	55,231
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		176,961	159,557	211,617
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		103,831	101,229	100,137
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		166,891	152,108	120,614
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		85,931	101,722	102,041
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		112,348	114,034	111,898
Other revenues	[1]	348,351	330,925	317,999
Segment revenues /Total revenues		460,699	444,959	429,897
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,202	3,934	5,356
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		418	318	326
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		65,250	65,942	63,414
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,013	2,958	3,023
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		574	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		38,891	40,882	39,779
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		419,807	403,291	356,997
Other revenues	[1]	77,973	68,401	61,739
Segment revenues /Total revenues		497,780	471,692	418,736
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,754	3,536	3,373
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,105	107,477	92,657
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,958	9,662	7,807
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,153	74,989	55,231
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39	41	40
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		103,831	101,229	100,137
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		115,437	104,875	96,509
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,530	1,482	1,243
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		322,242	329,772	336,295
Other revenues	[1]	55,689	49,396	40,027
Segment revenues /Total revenues		377,931	379,168	376,322
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		252,969	249,085	280,361
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		78	83	84
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		50,880	47,233	24,105
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,315	33,371	31,745
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		178,221	160,612	212,533
Other revenues	[1]	7,800	4,986	3,237
Segment revenues /Total revenues		186,021	165,598	215,770
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,307	3,771	4,200
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24	(6)	214
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		196	239	248
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		173,831	155,838	207,037
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		863	770	834
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1)	2,036	2,626
Other revenues	[1]	518,364	561,833	496,861
Segment revenues /Total revenues		518,363	563,869	499,487
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1)	2,036	2,626
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,914	7,321	7,059
Other revenues	[1]	60,390	81,253	77,715
Segment revenues /Total revenues		63,304	88,574	84,774
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	615	482
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,914	6,706	6,577
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,991	9,478	11,495
Other revenues	[1]	102,601	55,713	43,170
Segment revenues /Total revenues		119,592	65,191	54,665
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		852	97	624
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		38	53	66
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,101	9,328	10,805
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,364	27,135	33,016
Other revenues	[1]	129,864	146,291	152,873
Segment revenues /Total revenues		154,228	173,426	185,889
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		543	555	2,023
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	47	11
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,901	20,157	22,900
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	637	1,433
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,920	5,739	6,649
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		248,782	214,031	207,829
Other revenues	[1]	8,485	13,120	(537)
Segment revenues /Total revenues		257,267	227,151	207,292
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		248,664	213,908	207,679
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		118	123	150
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,940	23,895	22,103
Other revenues	[1]	212,280	201,398	166,329
Segment revenues /Total revenues		236,220	225,293	188,432
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		751	425	1,698
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		172	44	9
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,737	22,141	18,763
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,280	1,285	1,633
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,655	8,360	1,514
Other revenues	[1]	761	1,080	881
Segment revenues /Total revenues		3,416	9,440	2,395
Corporate And Intersegment Eliminations [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,672	4,987	2,266
Corporate And Intersegment Eliminations [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(246)	(243)	(251)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(10)	3	3
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,406	1,098	1,000
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,310)	(1,482)	(1,968)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,462)	(1,386)	(1,544)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(3,970)	(86)	(235)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 5,575	¥ 5,469	¥ 2,243

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.